CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net (loss)/profit	$ (355,966)	$ 751,571
Adjustments to reconcile net profit to net cash (used in)/generated from operating activities:
Amortization of right of use asset	13,992	16,933
Bad debts	4,165	3,809
Depreciation of property, plant and equipment	91,427	91,282
Dividend income	(115,379)	(22,036)
Fair value gain on other investments	70,628	29,850
Loss on written off of other investments	1,776	0
Operating (loss)/profit before working capital changes	(289,357)	871,409
Changes in operating assets and liabilities:
Inventories	544,108	(345,745)
Trade and other receivables	538,646	579,217
Deferred cost of revenue	67,606	(67,606)
Trade and other payables	(119,695)	(1,180,535)
Advance payment from customer	(7,184)	30,307
Deferred revenue	(77,276)	77,276
Operating lease liabilities	(126,686)	(20,169)
Tax recoverable	13,866	65,007
Cash generated from operating activities	544,028	9,161
Cash flows from investing activities:
Acquisition of other investment	(511,706)	(515,840)
Dividend income	115,379	22,036
Purchase of plant and equipment	(54,171)	(3,162)
Proceeds from disposal of other investments	0	6,392
Net cash used in investing activities	(450,498)	(490,574)
Cash flows from financing activities:
Repayment of finance lease	(34,038)	(26,302)
Repayments to directors		(1,920)
Shares subscriptions	150,000
Net cash generated from /(used in) financing activities	115,962	(28,222)
Foreign currency translation adjustment	(214,547)	(154,138)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(5,055)	(663,773)
CASH AND CASH EQUIVALENTS, BEGINNING OF FINANCIAL YEAR	2,123,919	2,787,692
CASH AND CASH EQUIVALENTS, END OF FINANCIAL YEAR	2,118,864	2,123,919
CASH AND CASH EQUIVALENTS INFORMATION:
Fixed deposits placed with financial institutions	1,507,015	1,545,408
Cash and bank balances	611,849	578,511
Cash and cash equivalents, end of financial year	2,118,864	2,123,919
Supplementary cash flow information:
Interest paid	(12,479)	(12,973)
Income tax paid	$ (170,447)	$ (226,770)